Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment

December 31, 2025	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$623,437	$185,633	$437,804
Major component parts in use	828,951	300,484	528,467
Other equipment	61,927	37,512	24,415
Licensed motor vehicles	27,399	11,588	15,811
Office and computer equipment	10,914	7,702	3,212
Buildings	29,597	6,305	23,292
Capital inventory and capital work in progress	206,008	—	206,008
Land	26,266	—	26,266
	1,814,499	549,224	1,265,275

Assets under finance lease
Heavy equipment	85,887	21,978	63,909
Major component parts in use	31,260	10,159	21,101
Other equipment	2,885	714	2,171
Licensed motor vehicles	7,213	817	6,396
	127,245	33,668	93,577

Total property, plant and equipment	$1,941,744	$582,892	$1,358,852

December 31, 2024	Cost	Accumulated Depreciation	Net Book Value
Owned assets
Heavy equipment	$598,377	$151,136	$447,241
Major component parts in use	799,284	266,204	533,080
Other equipment	55,443	35,901	19,542
Licensed motor vehicles	19,684	7,895	11,789
Office and computer equipment	10,224	6,988	3,236
Buildings	45,469	5,946	39,523
Capital inventory and capital work in progress	118,829	—	118,829
Land	10,472	—	10,472
	1,657,782	474,070	1,183,712

Assets under finance lease
Heavy equipment	55,663	19,958	35,705
Major component parts in use	26,848	4,976	21,872
Other equipment	3,941	713	3,228
Licensed motor vehicles	7,943	586	7,357
	94,395	26,233	68,162

Total property, plant and equipment	$1,752,177	$500,303	$1,251,874
On December 1, 2025, the Company entered into an agreement to dispose of 15 heavy equipment units in Canada and $3,834 of related inventory. The terms of this deal consisted of a cash payment of $1,800, the buyer's acceptance of the outstanding financing liabilities associated with the assets, and the acquisition of 7 heavy equipment units with a value of $34,000. This sale was recognized in the financial statements for the year ending December 31, 2025, except for the reassignment of the financing liabilities, which was completed on January 29, 2026. As of December 31, 2025, the Company’s Consolidated Balance Sheets reflected $16,564 in contract assets resulting from this transaction, along with $17,305 recorded under the current portion of long-term debt relating to the financing obligations assignments. These amounts were subsequently removed when the financing obligations were reassigned on January 29, 2026.